UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the calendar year or quarter ended: March 31, 1999

Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Staro Asset Management, L.L.C.
Address: 1500 W. Market Street
Suite 200
Mequon, WI 53092

Form 13F File Number: 28-5806

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Michael A. Roth
Title: Managing General Partner
Phone: (414) 241-1810

Signature, Place, and Date of Signing:

Michael A. Roth Mequon, WI May 21, 1999

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

CONFIDENTIAL

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None.

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 142

Form 13F Information Table Value Total: $832,670 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

CONFIDENTIAL

Form 13F

STARO ASSET MANAGEMENT

Column 1: Name of Issuer	Column 2: Title of Class	Column 3: CUSIP Number	Column 4: Fair Market Value (X$1000)	Column 5: Shares or Principal Amount	Shares/ Prn. Amt.	Put/ Call	Column 6: Investment Discretion	Column 7: Other Managers	Column 8: Voting Authority Sole	Shared	None
Adobe Systems Inc.	Option	00724F901	4,256	750		CALL	SOLE		X		
Altera Corporation	Common	021441100	7,051	118,500	SH		SOLE		X		
Amazon.com Inc.	Common	023135106	6,164	35,800	SH		SOLE		X		
Base Ten Systems - Class A	Common	069779205	412	366,500	SH		SOLE		X		
Breed Technologies Inc.	Common	106702103	841	236,100	SH		SOLE		X		
Baxter International, Inc.	Common	071813109	5	50,000	SH		SOLE		X		
Cal Fed Bank	Right	130209703	561	48,752	SH		SOLE		X		
Clear Channel Communications	Common	184502102	8,322	124,100	SH		SOLE		X		
Coeur D'Alene Mining	Common	192108108	61	14,800	SH		SOLE		X		
Coeur D'Alene Mining	Preferred	192108207	1,134	206,100	SH		SOLE		X		
Brightpoint Inc.	Common	109473108	366	61,600	SH		SOLE		X		
Corporate Express Inc.	Common	219888104	109	21,000	SH		SOLE		X		
Chesapeake Energy Corp.	Preferred	165167305	175	14,000	SH		SOLE		X		
CMG Information Services Inc.	Common	125750109	34,452	188,200	SH		SOLE		X		
Credence Systems Corp.	Debt	225302AC2	4,350	5,577	PRN		SOLE		X		
Chiquita Brands Intl.	Common	170032106	256	25,000	SH		SOLE		X		
Cymer Inc.	Common	232572107	203	10,234	SH		SOLE		X		
Cymer Inc.	Debt	232572AC1	29,902	37,030	PRN		SOLE		X		
Datatec Systems Inc.	Common	238128102	276	85,000	SH		SOLE		X		
Dell Computer Corp.	Common	247025109	2,914	71,300	SH		SOLE		X		
Designer Holdings	Preferred	250570207	14,647	421,487	SH		SOLE		X		
Echo Bay Mines	Common	278751102	66	39,000	SH		SOLE		X		
Elan Corp.	Common	284131208	2,769	39,700	SH		SOLE		X		
Einstein/Noah Bagel Corp.	Common	282577105	407	310,200	SH		SOLE		X		
Einstein/Noah Bagel Corp.	Debt	282577AC9	1,009	1,830	PRN		SOLE		X		
Federated Department Stores	Warrant	31410H127	3,376	219,600	SH		SOLE		X		
Frontier Corp.	Common	35906P105	3,963	76,400	SH		SOLE		X		
Genzyme Transgenics Corp.	Common	37246E105	453	115,000	SH		SOLE		X		
Household International Inc.	Common	441815107	2,765	60,600	SH		SOLE		X		
HMT Technology Corp.	Option	403917907	273	780		CALL	SOLE		X		
HMT Technology Corp.	Debt	403917AD9	4,710	10,954	PRN		SOLE		X		
Hexcel Corp.	Debt	428291AA6	1,245	1,500	PRN		SOLE		X		
International Business Machines	Option	459200901	12,230	690		CALL	SOLE		X		
Inacom Corp.	Option	45323G909	1,395	1,800		CALL	SOLE		X		

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CONFIDENTIAL

Inacom Corp.	Debt	45323GAC3	28,084	28,225	PRN		SOLE		X		
Integrat Health	Debt	45812CAE6	1,437	2,356	PRN		SOLE		X		
Intl. Microcomputer Software	Common	459862306	1,375	125,000	SH		SOLE		X		
Investment Technology Group	Common	461450108	3,218	63,400	SH		SOLE		X		
IT Group Inc.	Preferred	465266302	10,661	484,580	SH		SOLE		X		
Jacor Communications Inc.	Warrant	469858138	5,381	531,500	SH		SOLE		X		
Jeffries Group Inc.	Common	472318104	2,993	63,100	SH		SOLE		X		
Lasersight Inc.	Common	517924106	2,673	509,200	SH		SOLE		X		
Lernout & Hauspie Speech Prod.	Common	B5628B104	12,300	410,000	SH		SOLE		X		
Lernout & Hauspie Speech Prod.	Option	B5628B904	375	125		CALL	SOLE		X		
Lernout & Hauspie Speech Prod.	Option	B5628B954	300	100		PUT	SOLE		X		
LSI Logic Corp.	Common	502161102	329	10,500	SH		SOLE		X		
Limited Inc.	Common	532716107	3,778	95,200	SH		SOLE		X		
Michaels Stores	Debt	594087AC2	4,906	5,233	PRN		SOLE		X		
Miravant Medical Technology	Common	604690107	5,138	747,376	SH		SOLE		X		
Microsoft Corp.	Option	594918904	17,925	2,000		CALL	SOLE		X		
Micron Tech	Common	595112103	219	4,540	SH		SOLE		X		
Micron Tech	Option	595112903	2,413	500		CALL	SOLE		X		
Nokia Corp.	Common	654902204	1,713	11,000	SH		SOLE		X		
Novell Inc.	Option	670006905	1,259	500		CALL	SOLE		X		
Offshore Logistics	Debt	676255AF9	9,522	10,945	PRN		SOLE		X		
Omnipoint Corp.	Common	68212D102	5,672	392,900	SH		SOLE		X		
Organogenesis Inc.	Common	685906109	2,537	219,437	SH		SOLE		X		
Pep Boys - Manny Moe & Jack	Debt	713278AJ8	4,843	9,450	PRN		SOLE		X		
Pride International Inc.	Debt	741932AB3	6,266	25,575	PRN		SOLE		X		
Pride International Inc.	Debt	741932AA5	5,790	6,580	PRN		SOLE		X		
Peak International Ltd.	Common	G69586108	46	20,000	SH		SOLE		X		
Pfizer Inc.	Common	717081103	1,596	11,500	SH		SOLE		X		
AMF Bowling Inc.	Common	03113V109	192	47,900	SH		SOLE		X		
AMF Bowling Inc.	Debt	03113VAB5	342	2,850	PRN		SOLE		X		
Parker Drilling Co.	Debt	701081AD3	4,920	8,304	PRN		SOLE		X		
Patina Oil & Gas Corp.	Preferred	703224204	1,849	105,666	SH		SOLE		X		
Patina Oil & Gas Corp.	Warrant	703224113	12	48,144	SH		SOLE		X		
Quantum Corp.	Option	747906905	900	500		CALL	SOLE		X		
Quantum Corp.	Common	747906105	1,490	82,800	SH		SOLE		X		
Quantum Corp.	Debt	747906AC9	9,878	10,975	PRN		SOLE		X		
Queen Sand Resources Inc.	Common	747927101	168	117,172	SH		SOLE		X		
Qwest Communications Intl.	Common	749121109	1,504	20,860	SH		SOLE		X		
Qwest Communications Intl.	Option	749121909	1,802	250		CALL	SOLE		X		
Qwest Communications Intl.	Option	749121959	1,802	250		PUT	SOLE		X		
Read-Rite Corp.	Debt	755246AA3	23,737	42,388	PRN		SOLE		X		

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RJR Nabisco Holdings Corp.	Common	74960K876	1,313	52,500	SH		SOLE		X		
Res-Care Inc.	Common	760943100	790	35,000	SH		SOLE		X		
Res-Care Inc.	Debt	760943AC4	17,999	13,805	PRN		SOLE		X		
Rouse Company	Preferred	779273309	3,808	102,231	SH		SOLE		X		
Sinclair Broadcast Group	Preferred	829226505	10,187	244,736	SH		SOLE		X		
Sabratek Corp.	Debt	78571UAA6	473	750	PRN		SOLE		X		
SBS Broadcasting	Debt	805906AA2	10,435	9,035	PRN		SOLE		X		
SCI Systems Inc.	Debt	783890AD8	1,228	1,000	PRN		SOLE		X		
Sealed Air Corp.	Preferred	81211K209	17,781	357,160	SH		SOLE		X		
Seagate Tech	Common	811804103	2,232	75,500	SH		SOLE		X		
Silicon Graphics Inc.	Debt	827056AC6	12,004	13,641	PRN		SOLE		X		
Simula Inc.	Common	829206101	1,422	250,004	SH		SOLE		X		
Simula Inc.	Debt	829206AB7	3,143	3,892	PRN		SOLE		X		
Sunbeam Corporation	Common	867071102	6,471	1,163,300	SH		SOLE		X		
Sunbeam Corporation	Option	867071952	1,252	2,250		PUT	SOLE		X		
Softnet Systems	Common	833964109	4,791	130,800	SH		SOLE		X		
Softnet Systems	Option	833964959	13,625	3,720		PUT	SOLE		X		
St. Paul Companies	Preferred	792856205	8,562	147,300	SH		SOLE		X		
St. Paul Companies	Option	792860908	3,106	1,000		CALL	SOLE		X		
Sensormatic Electronics Corp.	Option	817265951	931	980		PUT	SOLE		X		
Tel-Save Holdings Inc.	Common	879176105	554	53,100	SH		SOLE		X		
Trans World Airlines	Common	893349837	2,453	472,879	SH		SOLE		X		
Texas Instruments Inc.	Common	882508104	2,382	24,000	SH		SOLE		X		
Texas Instruments Inc.	Option	882508904	3,970	400		CALL	SOLE		X		
Unisys Corp.	Preferred	909214207	40,470	783,926	SH		SOLE		X		
Unisys Corp.	Option	909214908	19,367	6,995		CALL	SOLE		X		
Unisys Corp.	Option	909214958	11,906	4,300		PUT	SOLE		X		
Viacom Inc.	Warrant	925524134	802	52,600	SH		SOLE		X		
Western Digital Corp.	Common	958102105	1,555	195,955	SH		SOLE		X		
Western Digital Corp.	Debt	958102AH8	4,011	18,763	PRN		SOLE		X		
Western Gas Resources Inc.	Preferred	958259301	280	8,950	SH		SOLE		X		
WHX Corp.	Common	929248102	788	100,000	SH		SOLE		X		
WHX Corp.	Preferred	929248201	5,453	161,564	SH		SOLE		X		
WHX Corp.	Preferred	929248300	5,753	177,017	SH		SOLE		X		
Telular Corp.	Common	87970T208	71	49,734	SH		SOLE		X		
Sheet B Risk Arb Totals:			**$268,839**								
AGGREGATE TOTALS:			**$832,670**								

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CONFIDENTIAL

Form 13F
STARO ASSET MANAGEMENT

Column 1: Name of Issuer	Column 2: Title of Class	Column 3: CUSIP Number	Column 4: Fair Market Value (X$1000)	Column 5: Shares or Principal Amount	Column 5: Shares/ Prn. Amt.	Column 5: Put/ Call	Column 6: Investment Discretion	Column 7: Other Managers	Column 8: Voting Authority Sole	Column 8: Voting Authority Shared	Column 8: Voting Authority None
American Bankers Insurance Grp.	Common	024456105	15,314	294,500	SH		SOLE		X		
American Bankers Insurance Grp.	Preferred	024456204	2,108	20,000	SH		SOLE		X		
Albertson's Inc.	Common	013104104	855	15,750	SH		SOLE		X		
Agouron Pharmaceuticals Inc.	Common	008488108	32,824	578,400	SH		SOLE		X		
American Stores Co.	Common	030096101	6,498	196,900	SH		SOLE		X		
Ascend Communications Inc.	Common	043491109	22,796	272,400	SH		SOLE		X		
At Home Corp.	Common	045919107	425	2,700	SH		SOLE		X		
At Home Corp.	Option	045919907	315	20		CALL	SOLE		X		
Airtouch Communications	Common	00949T100	10,146	105,000	SH		SOLE		X		
Airtouch Communications	Preferred	00949T308	5,286	39,300	SH		SOLE		X		
Avondale Industries Inc.	Common	054350103	1,050	35,000	SH		SOLE		X		
Browning-Ferris Inds.	Common	115885105	3,085	80,000	SH		SOLE		X		
Ballard Medical Products	Common	058566100	11,771	482,900	SH		SOLE		X		
Bankers Trust New York Corp.	Common	066365107	13,999	158,740	SH		SOLE		X		
Coltec Industries	Common	196879100	2,599	142,900	SH		SOLE		X		
Delta & Pine Land Co.	Common	247357106	11,544	373,900	SH		SOLE		X		
Delta & Pine Land Co.	Option	247357906	1,081	350		CALL	SOLE		X		
Global Crossing Ltd.	Common	G3921A100	6,424	138,900	SH		SOLE		X		
Intel	Option	458140900	1,925	1,750		CALL	SOLE		X		
Level One Communications Inc.	Common	527295109	23,419	481,000	SH		SOLE		X		
Morton International Inc.	Common	619335102	4,594	125,000	SH		SOLE		X		
Monsanto Co.	Option	611662907	5,719	1,250		CALL	SOLE		X		
Pioneer Hi-Bred Intl. Inc.	Common	723686101	7,383	195,900	SH		SOLE		X		
Platinum Technology Inc.	Option	72764T901	701	275		CALL	SOLE		X		
Platinum Technology Inc.	Option	72764T951	319	125		PUT	SOLE		X		
Platinum Technology Inc.	Debt	72764TAD3	8,033	8,500	PRN		SOLE		X		
Platinum Technology Inc.	Debt	72764TAA9	5,342	2,860	PRN		SOLE		X		
Paymentech Inc.	Common	704384106	2,114	89,000	SH		SOLE		X		
Quickturn Design Systems Inc.	Common	74838E102	4,696	331,000	SH		SOLE		X		
Transamerica Corp.	Common	893485102	21,463	301,500	SH		SOLE		X		
Vodafone Group	Common	92857T107	14,081	75,000	SH		SOLE		X		
Excite Inc.	Common	300904109	20,930	149,100	SH		SOLE		X		
Sheet B Risk Arb Totals:			**$268,839**								
AGGREGATE TOTALS:			**$832,670**								

CONFIDENTIAL